Shareholder's equity (Tables)	12 Months Ended
Jun. 30, 2023
Shareholder's equity
Schedule of Ordinary Shares

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2022	2023
Basic shares (post-split)	70,190,687	70,190,687
IPO shares (post-split)	14,233,823	14,233,823
Supervisory Board Award (Restricted Shares)	45,657	57,124
Long-Term Incentive Plan (Restricted Share Units)	20,720	29,759
Sign-On Award (Restricted Share Units)	6,269	6,269
Restoration Award (Phantom Shares) - Converted	115,376	115,376
Alignment Award (Options) - Exercised	71,086	257,159
Number of ordinary shares	84,683,618	84,890,197